Schedule I - Condensed Financial Information of Canada Goose Holdings Inc. - Condensed Statements of Income (Details) - CAD ($) $ in Millions	12 Months Ended
	Mar. 29, 2026	Mar. 30, 2025	Mar. 31, 2024
Disclosure of transactions between related parties [line items]
Gross profit	$ 1,065.5	$ 943.1	$ 917.4
Selling, general & administrative expenses	976.7	779.0	792.9
Net interest, finance and other costs	35.0	36.0	48.8
Income before income taxes	53.8	128.1	75.7
Income tax recovery	26.0	24.5	17.6
Net income	27.8	103.6	58.1
Attributable to:
Shareholders of the Company	22.5	94.8	58.4
Non-controlling interest	5.3	8.8	(0.3)
Net income	27.8	103.6	58.1
Parent company
Disclosure of transactions between related parties [line items]
Equity in comprehensive income of subsidiaries	54.1	124.6	63.6
Fee income from subsidiaries	20.5	13.7	6.9
Gross profit	74.6	138.3	70.5
Selling, general & administrative expenses	29.1	21.1	16.7
Net interest, finance and other costs	0.0	0.0	0.0
Income before income taxes	45.5	117.2	53.8
Income tax recovery	(2.3)	(0.8)	(2.5)
Net income	47.8	118.0	56.3
Attributable to:
Shareholders of the Company	43.8	109.1	57.8
Non-controlling interest	4.0	8.9	(1.5)
Net income	$ 47.8	$ 118.0	$ 56.3